Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 156,460	¥ 175,702	¥ 179,485
Income tax expense	(22,596)	(120,780)	(145,165)
Net income attributable to noncontrolling interests	(11,012)	(1,194)	(2,858)
Net income attributable to NHI shareholders	131,550	224,785	¥ 213,591
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 845	5,995
Income tax expense		(983)
Net income	¥ 845	¥ 5,012
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	¥ 845	¥ 5,012
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	2,724	4,879
Income tax expense	(1,081)	(1,481)
Net income	1,643	3,398
Net income attributable to noncontrolling interests	(395)	(841)
Net income attributable to NHI shareholders	¥ 1,248	¥ 2,557